CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,366	$ 387	$ 176
Other comprehensive income:
Change in foreign currency translation adjustments	10	16
Available-for-sale investments:
Change in net unrealized gains (losses)	14	(31)	(27)
Other comprehensive income	24	(15)	(27)
Comprehensive income	$ 1,390	$ 372	$ 149